Long-term debt (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of Long-term Debt [Line Items]
Summary of outstanding long-term debt

The following table summarizes Vermilion’s outstanding long-term debt:

	As at
	Dec 31, 2019	Dec 31, 2018
Revolving credit facility	1,539,225	1,392,206
Senior unsecured notes	385,440	404,001
Long-term debt	1,924,665	1,796,207

Summary of change in long-term debt

The following table reconciles the change in Vermilion’s long-term debt:

	2019	2018
Balance at January 1	1,796,207	1,270,330
Borrowings on the revolving credit facility	207,787	251,155
Assumed on acquisitions (1)	—	188,496
Amortization of transaction costs and prepaid interest	4,379	2,286
Foreign exchange	(83,708)	83,940
Balance at December 31	1,924,665	1,796,207
(1)

Pursuant to the acquisitions described in Note 5 (Business combinations), Vermilion assumed the credit facilities of the acquired companies and immediately extinguished them following the respective acquisitions using proceeds from Vermilion’s revolving credit facility.

Summary of financial covenants

As at December 31, 2019, the revolving credit facility was subject to the following financial covenants:

	As at
Financial covenant	Limit	Dec 31, 2019	Dec 31, 2018
Consolidated total debt to consolidated EBITDA	Less than 4.0	1.94	1.72
Consolidated total senior debt to consolidated EBITDA	Less than 3.5	1.56	1.34
Consolidated EBITDA to consolidated interest expense	Greater than 2.5	13.46	14.57

Summary of redemption price of unsecured notes

Year	Redemption price
2020	104.219%
2021	102.813%
2022	101.406%
2023 and thereafter	100.000%

Revolving Credit Facilities [Member]
Disclosure of Long-term Debt [Line Items]
Summary of outstanding long-term debt

At December 31, 2019, Vermilion had in place a bank revolving credit facility maturing May 31, 2023 with the following terms:

	As at
	Dec 31, 2019	Dec 31, 2018
Total facility amount	2,100,000	1,800,000
Amount drawn	(1,539,225)	(1,392,206)
Letters of credit outstanding	(10,230)	(15,400)
Unutilized capacity	550,545	392,394